Income Taxes (Details) - Schedule of beginning and ending balance of uncertain tax positions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of beginning and ending balance of uncertain tax positions [Abstract]
Balance at beginning of year	$ 23,389	$ 25,517	$ 22,044
Additions for tax positions related to the current year	3,826	312	2,336
Foreign currency impact	2,918	3,017	1,353
Adjustments for tax positions related tax settlements	(26,685)
Reduction of reserve for statute expirations	(433)	(5,457)	(216)
Balance at end of year	$ 3,015	$ 23,389	$ 25,517